Statements of Financial Condition (Parenthetical) (United States Treasury Obligations [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
United States Treasury Obligations [Member]
United states treasury obligations, cost	$ 30,996,556	$ 50,493,761